Short-term borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term borrowings
Short-term borrowings	¥ 8,150	$ 1,124	¥ 3,169
Short term debt
Short-term borrowings
Short-term borrowings	¥ 8,200